Note 9 - Stock Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
NOTE 9 – STOCK TRANSACTIONS

The Company relies on capital raised through private placements of common and preferred stock, and loans primarily from related parties, to assist in the funding of operations.

During the six months ended June 30, 2012, the Company issued 2,657,603 shares of restricted common stock, valued at $432,870 for outside services and 30,000 shares of restricted, common stock, valued at $6,000 for employee services.  Additionally, the Company amortized  (based on vesting) $258,254 of common stock options for employee services, and $50,796 of common stock warrants, previously issued for outside services.  Unless otherwise described in these footnotes, reference to “restricted” common stock means that the shares are restricted from resale pursuant to Rule 144 of the Securities Act of 1933, as amended.

During the six months ended June 30, 2012, the Company sold 3,181,128 shares of restricted common stock for $314,631 inclusive of 2,440,000 common stock warrants valued at $173,369 (valued by the Black Scholes model).

During the six months ended June 30, 2012, the Company issued 545,498 shares of restricted common stock valued at $100,000 as satisfaction of a contract penalty agreement; 465,538 shares of common stock valued at $21,065 as partial prepayment of interest on debt; 136,875 shares of common stock valued at $5,210 in satisfaction for debt commission; and 160,000 shares of common stock pursuant to a loss on debt conversion of $25,600.

During March 2012, the Company issued 2,000,000 shares of common stock (valued at $380,000) pursuant to the cashless conversion of a common stock warrant. Pursuant to this transaction, the warrant which was potentially convertible into 4.7 million shares (based on 2% of the total issued and outstanding stock of the Company) was retired.  Common stock options were also converted into 15,000 shares of common stock via a cashless exchange.

In February 2012, the Company issued 1,500,000 shares of common stock, valued at $330,000, pursuant to the acquisition of the net business assets of Advent Power Systems Inc.; plus an additional 125,000 shares, valued at $27,500, to a consultant.

In 2011, the Company issued 687,024 shares of restricted common stock valued at $196,372 for employee services, of which $185,705 was charged to general and administrative services, and $10,667 was for research and development related services and activities. Additionally, the Company amortized (based on vesting) $366,694 of common stock options, previously issued.

In 2011, the Company issued 3,754,036 shares of restricted common stock, valued at $1,004,021 for outside services and amortized $25,398 of previously issued common stock warrants for outside services.

In 2011, the Company sold 8,511,764 shares of restricted common stock for $1,487,778 which included 2,861,251 common stock warrants valued at $390,488 (valued by the Black Scholes model), and 44,547 shares of Series A Preferred stock for $192,735.

In 2011, the Company issued 1,309,306 shares of restricted common stock, valued at $300,000, as satisfaction of a contract penalty agreement; 213,975 shares of common stock, valued at $39,804, in satisfaction for notes and accrued interest of $12,804; and 25,000 shares of common stock in settlement of a claim pursuant to the reverse merger disclosed in Note 1. 20,000 common stock options were also converted via a cashless exercise into 13,889 shares of common stock.

NOTE 9 - STOCK TRANSACTIONS

The Company relies on capital raised through private placements of common and preferred stock, and loans primarily from related parties, to assist in the funding of operations.

During the year ended December 31, 2011, the Company issued 687,024 shares of restricted common stock valued at $196,372 for employee services, of which $185,705 was charged to general and administrative services, and $10,667 was for research and development related services and activities. Additionally, the Company amortized (based on vesting) $366,694 of common stock options, previously issued. Unless otherwise described in these footnotes, reference to “restricted” common stock means that the shares are restricted from resale pursuant to Rule 144 of the Securities Act of 1933, as amended.

The Company issued 3,754,036 shares of restricted common stock, valued at $1,004,021 for outside services and amortized $25,398 of previously issued common stock warrants for outside services.

During the year ended December 31, 2011, the Company sold 8,511,764 shares of restricted common stock for $1,487,778 which included 2,861,251 common stock warrants valued at $390,488 (valued by the Black Scholes model), and 44,547 shares of Series A Preferred stock for $192,735.

During the year ended December 31, 2011, the Company issued 1,309,306 shares of restricted common stock, valued at $300,000, as satisfaction of a contract penalty agreement; 213,975 shares of common stock, valued at $39,804, in satisfaction for notes and accrued interest of $12,804; and 25,000 shares of common stock in settlement of a claim pursuant to the reverse merger disclosed in Note 1. In the third quarter of 2011, 20,000 common stock options were converted via a cashless exercise into 13,889 shares of common stock.

During the year ended December 31, 2010, the Company issued 2,500 shares of Series A Preferred shares, 1,681,500 shares of restricted common stock, and options convertible into 2,040,000 shares of common stock, cumulatively valued at $207,444 for employee services, of which $177,911 was charged to general and administrative services, and $29,533 was for research and development related services and activities. Additionally, the Company issued 2,000 shares of Series A Preferred shares and 4,077,280 shares of restricted common stock valued at $608,687 for outside services.

During the year ended December 31, 2010, the Company converted $171,550 of debt into 2,500,000 shares of common stock and $99,765 of debt into 19,953 shares of Series A Preferred stock.

During the year ended December 31, 2010, the Company sold 2,062,222 shares of restricted common stock for $163,578, which included warrants valued at $84,589; and 141,000 shares of Series A Preferred stock for $720,586.